Trade and Other Receivables (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade receivables, gross	$ 9,404	$ 2,916
Allowance for expected credit losses	257	54
Trade receivables	9,147	2,862
Other receivables	1,464	51
Trade and other receivables	$ 10,611	$ 2,913